Accounts Receivable, Net - Summary of Movement in the Allowances for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts Receivable Allowance For Credit Loss [Line Items]
Balance at the beginning of the year	¥ 39,166	$ 5,679	¥ 24,215	¥ 13,112
Provision for credit losses	3,748	543	3,593	13,647
Write-offs	0	0	0	(2,544)
Balance at the end of the year	42,914	6,222	39,166	24,215
Accounting Standards Update 2016-13 [Member]
Accounts Receivable Allowance For Credit Loss [Line Items]
Adoption of ASC 326	¥ 0	$ 0	¥ 11,358	¥ 0